Note 15 - Business Segments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation		Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2012:
Wind farm development/management	$	$597,702	$		$-	$597,702
Turbine sales and service					63,478	63,478
Consulting	770,030					770,030
Electricity Sales				1,653,764	-	1,653,764
Total revenue	$770,030	$597,702		$1,653,764	$63,478	$3,084,974

Income (loss) from operations	$(51,902)	$(1,431,849)		$464,911	$(119,528)	$(1,138,368)
Other expense, net		(82,311)		(558,174)	(8,018	(648,503)
Income (loss) before income tax benefit	$(51,902)	$(1,514,160)		(93,263)	$(127,546)	$(1,786,871)

Identifiable assets at June 30, 2012	$1,860,689	$1,944,350		$27,653,250	$430,180	$31,888,469
Corporate assets						3,793,652
Total assets at June 30, 2012						$35,682,121
	Engineering Consulting	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the six months ended June 30, 2011:
Wind farm development/management	$	$5,294,149	$-	$2,464,	$5,296,613
Turbine Sales and Service	-	207,285	-	156,726	364,011
Related party revenue	-	116,249	-	-	116,249
Electricity Sales	-		97,975		97,975
Construction contract revenue	-	1,802,102	-	9859	1,803,087
Total revenue	$-	$7,419,785	$97,975	$160,175	$7,677,935

Loss from operations	$-	$3,948,154	$(127,059)	$(47,468)	$3,773,627
Other income (expense), net	-	(17,058)	(12,403)	(10,336)	(39,797)
Loss before income taxes	$-	$3,931,0936	$(139,462)	$(57,804)	$3,733,830

Identifiable assets at June 30, 2011	$-	$8,319,256	$5,184,885	$657,548	$14,161,689
Corporate assets					8,647,559
Total assets at June 30, 2011					$22,809,248

	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2011
Wind farm development/mgmt	$8,623,706	$-	$-	$8,623,706
Turbine sales and service	617,534	-	322,767	950,301
Related party revenue	123,749	-	-	123,749
Electricity Sales	-	605,804	-	605,804
Construction contract revenue	5,242,048		32,049	5,274,097
Total revenue	$14,607,037	$605,804	$364,816	$15,577,657

Income (loss) from operations	$5,099,493	$(157,306)	$(54,304)	$4,887,883
Other income (expense), net	60,057	(109,700)	(20,235)	(69,878)
Income (loss) before income tax benefit	$5,159,550	(267,006)	$(74,539)	$4,818,005

Identifiable assets at December 31, 2011	$4,215,856	$32,410,510	$584,746	$37,211,112
Corporate assets				6,160,289
Total assets at December 31, 2011				$43.371,401
	Wind Farm Development and Management	Wind Farm Ownership and Operation	Consumer- Owned Renewable Energy	Consolidated
For the Year Ended December 31, 2010
Wind farm development/management	$490,266	$-	$3,304	$493,570
Turbine Sales and Service	275,004	-	770,295	1,045,299
Related party revenue	325,764	-	-	325,764
Construction contract revenue	4,396,947	-	6,563	4,403,510
Total revenue	$5,487,981	$-	$780,162	$6,268,143

Loss from operations	$(2,271,362)	$-	$(475,247)	$(2,746,609)
Other income (expense), net	(10,165)	-	(21,391)	(31,556)
Loss before income taxes	$(2,281,527)	$-	$(496,638)	$(2,778,165)

Identifiable assets at December 31, 2010	$14,296,025	$-	$344,796	$14,640,821
Corporate assets				3,452,040
Total assets at December 31, 2010				$18,092,861